Expense Example	Jun. 27, 2025 USD ($)
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,164
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	988
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,389
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,216
Destinations International Equity Fund | Destinations International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,527
Destinations International Equity Fund | Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,356
Destinations Equity Income Fund | Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,294
Destinations Equity Income Fund | Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,119
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,091
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,219
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,043
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,387
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,214
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,143
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	966
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	2,010
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,847
Destinations Shelter Fund | Destinations Shelter Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
Destinations Shelter Fund | Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,289
Destinations Real Assets Fund | Destinations Real Assets Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,779
Destinations Real Assets Fund | Destinations Real Assets Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	$ 1,612